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                           PAINEWEBBER STRATEGY FUND
      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2001

                                                                    June 4, 2001

Dear Investor,

       This is a supplement to the prospectus and Statement of Additional Information of the fund listed above. The purpose of this supplement is to notify you of the following:

        PaineWebber Strategy Fund has been renamed:

                            'Brinson Strategy Fund'

        PaineWebber Managed Investments Trust, of which PaineWebber Strategy Fund is a series, has been renamed:

                      'Brinson Managed Investments Trust'

                                                                   Item # ZS-107